Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 97.2%
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.5%
CuriosityStream, Inc. (a)	381,006	5,162,631
TOTAL COMMUNICATION SERVICES		5,162,631

CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.8%
Fox Factory Holding Corp. (a)	66,500	8,449,490

Diversified Consumer Services - 1.5%
Chegg, Inc. (a)(d)	39,745	3,404,557
Grand Canyon Education, Inc. (a)	73,591	7,881,596
Vivint Smart Home, Inc. (a)	289,897	4,151,325
		15,437,478
Hotels, Restaurants & Leisure - 8.7%
Caesars Entertainment, Inc. (a)	454,148	39,715,243
Playa Hotels & Resorts NV (a)(c)	1,098,144	8,016,451
Rush Street Interactive, Inc. (a)(d)	478,770	7,823,102
SeaWorld Entertainment, Inc. (a)(d)	381,671	18,957,599
Texas Roadhouse, Inc. (a)(d)	166,308	15,955,589
		90,467,984
Household Durables - 2.3%
Lovesac Co. (a)(d)	236,662	13,395,069
Purple Innovation, Inc. (a)	333,240	10,547,046
		23,942,115
Leisure Products - 1.0%
AMMO, Inc. (a)(d)	1,834,431	10,859,831

Multiline Retail - 1.9%
Franchise Group, Inc. (d)	529,464	19,118,945

Specialty Retail - 4.3%
Boot Barn Holdings, Inc.	246,090	15,333,868
JOANN, Inc. (a)(d)	415,246	4,214,747
Rent-A-Center, Inc.	438,111	25,261,480
		44,810,095
TOTAL CONSUMER DISCRETIONARY		213,085,938

CONSUMER STAPLES - 3.1%
Beverages - 1.5%
Celsius Holdings, Inc. (a)(d)	325,802	15,654,786

Food Products - 1.6%
Freshpet, Inc. (a)	77,295	12,275,219
Tattooed Chef, Inc. (a)(d)	198,077	3,848,636
		16,123,855
TOTAL CONSUMER STAPLES		31,778,641

FINANCIALS - 9.2%
Banks - 3.4%
TriState Capital Holdings, Inc. (a)	347,604	8,015,748
Western Alliance Bancorp	288,334	27,230,263
		35,246,011
Capital Markets - 1.9%
B Riley Financial, Inc.	130,088	7,334,362
Open Lending Corp. (a)(d)	342,489	12,130,960
		19,465,322
Insurance - 1.5%
Kinsale Capital Group, Inc.	53,527	8,821,250
Palomar Holdings, Inc. (a)	111,155	7,451,831
		16,273,081
Other Financial Investment Activities - 2.4%
AFC Gamma, Inc. (a)	274,277	5,759,817
Marlin Technology Corp. (a)(c)	511,103	5,049,698
Silver Spike Acquisition Corp. (a)(c)(d)	172,353	3,164,401
Spartan Acquisition Corp II (a)	623,501	6,521,820
Thunder Bridge Acquisition II Ltd. (a)(c)(d)	440,906	4,594,241
		25,089,977
TOTAL FINANCIALS		96,074,391

HEALTH CARE - 19.1%
Biotechnology - 7.5%
Acceleron Pharma, Inc. (a)	40,104	5,438,503
Agios Pharmaceuticals, Inc. (a)	64,604	3,336,151
Amicus Therapeutics, Inc. (a)	559,128	5,524,185
Arrowhead Pharmaceuticals, Inc. (a)	117,514	7,792,353
Biohaven Pharmaceutical Holding Co., Ltd. (a)(c)(d)	107,045	7,316,526
Deciphera Pharmaceuticals, Inc. (a)	75,552	3,387,752
Insmed, Inc. (a)	155,562	5,298,442
Iovance Biotherapeutics, Inc. (a)(d)	151,316	4,790,665
Karuna Therapeutics, Inc. (a)(d)	40,228	4,836,612
Karyopharm Therapeutics, Inc. (a)(d)	279,458	2,939,898
Krystal Biotech, Inc. (a)	78,143	6,020,137
Natera, Inc. (a)(d)	104,389	10,599,659
Novavax, Inc. (a)(d)	24,372	4,418,887
TG Therapeutics, Inc. (a)(d)	122,801	5,919,008
		77,618,778
Health Care Equipment & Supplies - 4.3%
Axonics Modulation Technologies, Inc. (a)(d)	219,616	13,152,802
Cerus Corp. (a)	865,548	5,201,943
CONMED Corp.	75,035	9,798,821
Integer Holdings Corp. (a)	74,629	6,873,331
Integra LifeSciences Holdings Corp. (a)(d)	145,330	10,040,850
		45,067,747
Health Care Providers & Services - 5.4%
HealthEquity, Inc. (a)(d)	145,210	9,874,280
LHC Group, Inc. (a)	63,542	12,149,866
Select Medical Holdings Corp. (a)	911,735	31,090,164
Surgery Partners, Inc. (a)	61,790	2,734,825
		55,849,135
Health Care Technology - 1.3%
Vocera Communications, Inc. (a)(d)	365,824	14,069,591

Pharmaceuticals - 0.6%
Reata Pharmaceuticals, Inc. (a)(d)	22,148	2,208,155
Zogenix, Inc. (a)(d)	208,907	4,077,865
		6,286,020
TOTAL HEALTH CARE		198,891,271

INDUSTRIALS - 20.3%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	58,965	8,397,795
Kratos Defense & Security Solutions, Inc. (a)	475,963	12,984,271
		21,382,066
Air Freight & Logistics - 1.1%
XPO Logistics, Inc. (a)	89,782	11,070,121

Airlines - 0.6%
Azul SA (a)(d)	334,344	6,750,406

Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	85,070	7,150,984

Construction & Engineering - 2.1%
MasTec, Inc. (a)	237,900	22,291,230

Electrical Equipment - 3.8%
Babcock & Wilcox Enterprises, Inc. (a)(d)	890,739	8,435,298
Sensata Technologies Holding PLC (a)(c)	119,727	6,938,180
Vicor Corp. (a)(d)	285,112	24,243,073
		39,616,551
Machinery - 4.4%
Chart Industries, Inc. (a)(d)	137,434	19,563,730
Colfax Corp. (a)(d)	392,297	17,186,532
Kornit Digital Ltd. (a)(c)	86,604	8,584,188
		45,334,450
Marine - 0.7%
Kirby Corp. (a)	119,059	7,176,877

Professional Services - 0.7%
Rekor Systems, Inc. (a)(d)	364,269	7,281,737

Road & Rail - 2.5%
TFI International, Inc. - ADR (c)	350,632	26,213,248

Trading Companies & Distributors - 1.6%
Fortress Transportation and Infrastructure Investors LLC	587,812	16,570,420
TOTAL INDUSTRIALS		210,838,090

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.2%
Calix, Inc. (a)	352,614	12,221,601

Electronic Equipment, Instruments & Components - 2.2%
Jabil, Inc.	226,993	11,839,955
Napco Security Technologies, Inc. (a)(d)	96,190	3,350,298
nLight, Inc. (a)(d)	252,596	8,184,110
		23,374,363
IT Services - 1.1%
Euronet Worldwide, Inc. (a)	38,732	5,356,636
I3 Verticals, Inc. (a)	204,246	6,357,157
		11,713,793

Semiconductors & Semiconductor Equipment - 11.8%
Alpha & Omega Semiconductor Ltd. (a)(c)	241,685	7,903,099
Cirrus Logic, Inc. (a)	145,301	12,320,072
Ichor Holdings Ltd. (a)(c)	416,609	22,413,564
Kulicke & Soffa Industries, Inc.	330,625	16,236,994
Lattice Semiconductor Corp. (a)	195,814	8,815,546
ON Semiconductor Corp. (a)	331,180	13,780,400
Onto Innovation, Inc. (a)	325,704	21,402,010
SiTime Corp. (a)	179,287	17,677,698
Ultra Clean Holdings, Inc. (a)	26,620	1,545,025
		122,094,408
Software - 5.3%
Alignment Healthcare, Inc. (a)(d)	96,173	4,176,569
Elastic NV (a)(c)	38,303	5,354,836
Medallia, Inc. (a)(d)	213,836	5,715,749
NICE Ltd. (a)(c)(d)	36,974	7,271,479
Telos Corp. (a)	453,623	31,384,715
Viant Technology, Inc. (a)(d)	255,163	1,342,613
		55,245,961
TOTAL INFORMATION TECHNOLOGY		224,650,126

MATERIALS - 1.8%
Construction Materials - 1.8%
Eagle Materials, Inc.	139,375	18,733,394
TOTAL MATERIALS		18,733,394

UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Sunnova Energy International, Inc. (a)	273,447	11,162,106
TOTAL UTILITIES		11,162,106
TOTAL COMMON STOCKS (Cost $715,359,202)		1,010,376,588

	Par Amount
PREFERRED STOCK - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Stronghold Digital Mining, Inc. (a)(e)(f)	96,000	2,400,000
TOTAL PREFERRED STOCK (Cost $2,400,000)		2,400,000

	Number of
	Shares
REITS - 1.6%
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	151,082	8,475,700

Equity Real Estate Investment Trusts (REITs) - 0.8%
Innovative Industrial Properties, Inc. (d)	43,951	7,918,212
TOTAL REITS (Cost $5,819,341)		16,393,912

SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND - 0.5%
First American Treasury Obligations Fund - Class Z, 0.03% (b)	5,213,384	5,213,384
TOTAL SHORT-TERM INVESTMENT (Cost $5,213,384)		5,213,384

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 18.0%
Mount Vernon Liquid Assets Portfolio, 0.11% (b)	186,880,179	186,880,179
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $186,880,179)		186,880,179
TOTAL INVESTMENTS (Cost $915,672,106) - 117.5%		1,221,264,063
Liabilities in Excess of Other Assets - (17.5)%		(181,923,353)
TOTAL NET ASSETS - 100.0%		$1,039,340,710

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2021.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	This security or a portion of this security was out on loan at March 31, 2021. As of March 31, 2021, the total value of loaned securities was $187,471,691 or 18.0% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.
(e)	Security valued at fair value using methods determined in good faith by or at the discretion of members of the Valuation Committee by following procedures approved by the Board.
(f)	Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At March 31, 2021, the market value of these securities total $2,400,000 which represents 0.2% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at March 31, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,162,631	$-	$-	$5,162,631
Consumer Discretionary	213,085,938	-	-	213,085,938
Consumer Staples	31,778,641	-	-	31,778,641
Financials	96,074,391	-	-	96,074,391
Health Care	198,891,271	-	-	198,891,271
Industrials	210,838,090	-	-	210,838,090
Information Technology	224,650,126	-	-	224,650,126
Materials	18,733,394	-	-	18,733,394
Utilities	11,162,106			11,162,106
Total Common Stocks	1,010,376,588	-	-	1,010,376,588
REITs	16,393,912	-	-	16,393,912
Preferred Stocks
Information Technology	-	-	2,400,000	2,400,000
Total Preferred Stocks	-	-	-	-
Short-Term Investments	5,213,384	-	-	5,213,384
Investments Purchased with Cash Proceeds from Securities Lending	186,880,179	-	-	186,880,179
Total Investments in Securities	$1,218,864,063	$-	$2,400,000	$1,221,264,063

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Investments, at Value
Balance as of June 30, 2020		$0
Purchases		2,400,000
(Sales proceeds and/or rights exercised)		-
Accrued discounts/premiums, net		-
Realized gain/(loss)		-
Change in unrealized appreciation/(depreciation)		-
Transfer in and/or (out) of Level 3		-
Balance as of March 31, 2021		$2,400,000

The Level 3 investments as of March 31, 2021 represented 0.23% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

As of March 31, 2021, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$186,880,179	$186,880,179	$-

The Fund paid $45,797 in securities lending fees to U.S. Bank, N.A. during the period.

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the	^
Fund's Schedule of Investments for details on the securities out on loan.